Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Temporary differences that reverses (as a percent)	7.00%
Temporary differences that reverses within the carryforward period (as a percent)	93.00%
Foreign tax credits	$ 0	$ 45
Increase (decrease) to valuation allowance	5	20	$ 21
Valuation allowance	1,750	1,705	1,821	$ 1,965
Income taxes, net of amounts refunded	$ 312	$ 177	$ 104
Unrecognized tax benefits that would impact effective tax rate if recorded (less than for 2025 and 2024) (as a percent)	1.00%	1.00%	2.00%
Interest or penalties recognized (less than for 2025)	$ 1	$ 1	$ 7
Income related to accrued interest and penalties (less than for 2025)	1	0	2
Amount accrued for payment of interest and penalties	10	9	11
State and Local
Income Tax Contingency [Line Items]
Increase (decrease) to valuation allowance	(8)	(7)	(2)
Foreign Tax Credit Carryover
Income Tax Contingency [Line Items]
Increase (decrease) to valuation allowance	(8)	(4)
Valuation allowance	34
Other Net State Deferred Tax Asset | State and Local
Income Tax Contingency [Line Items]
Increase (decrease) to valuation allowance	(48)	$ (30)	$ (49)
Valuation allowance	$ 345